Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Organization

1. Organization

Blackboxstocks Inc. (the “Company”) was incorporated on October 4, 2011, under the laws of the State of Nevada under the name SMSA Ballinger Acquisition Corp. to effect the reincorporation of Senior Management Services of Heritage Oaks at Ballinger, Inc., a Texas corporation, mandated by a Plan of Reorganization confirmed by the United States Bankruptcy Court for the Northern District of Texas for reorganization under Chapter 11 of the United States Bankruptcy Code.

The Company changed its name to Blackboxstocks, Inc. and began operating as a financial technology and social media platform in March 2016. The platform offers real-time proprietary analytics and news for stock and options traders of all levels. The Company believes its web-based software employs “predictive technology” enhanced by artificial intelligence to find volatility and unusual market activity that may result in the rapid change in the price of a stock or option. The software continuously scans the NASDAQ, New York Stock Exchange, CBOE, and other options markets, analyzing over 10,000 stocks and up to 1,500,000 options contracts multiple times per second. The Company also provides users with a fully interactive social media platform that is integrated into our dashboard, enabling users to exchange information and ideas quickly and efficiently through a common network. Recently, the Company also introduced a live audio/video feature that allows members to broadcast on their own channels to share trade strategies and market insight within the community. The platform was initially made available to subscribers in September 2016. Subscriptions for the use of the platform are sold on a monthly and/or annual subscription basis to individual consumers through the Company website at http://blackboxstocks.com.

On April 1, 2024, the Company formed Blackbox.io Inc., a Delaware corporation, and on April 18, 2024, the Company and Blackbox.io Inc entered into a contribution agreement (the “Contribution Agreement”) pursuant to which the Company transferred certain specified business assets (the “Contributed Assets”) to Blackbox.io Inc. In consideration for the Contributed Assets, Blackbox.io Inc issued to the Company 3,226,145 shares of common stock, par value $0.001 per share and 3,369,998 shares of Series A convertible preferred stock, $0.001 par value per share, of Blackbox.io Inc, free and clear of all liens (the “Blackbox.io Operating Equity”), and assumed certain specified liabilities of the business of the Company (the “Assumed Liabilities”).

Simultaneously with the execution of the Contribution Agreement, the Company delivered fully executed documents of conveyance to effect the contribution of the Contributed Assets and the assignment of the Assumed Liabilities to Blackbox.io Inc, including (i) a bill of sale, (ii) an assignment and assumption agreement and (iii) an intellectual property assignment and Blackbox.io Inc delivered certificates and notices of issuance of stock transferable on the books of Blackbox.io Inc evidencing the issuance of the Blackbox.io Operating Equity.

As a result of the Contribution Agreement, Blackbox.io Inc. is a wholly-owned corporate subsidiary of the Company that now holds the Company’s legacy assets and continues its legacy business operations.

The Company is listed on the Nasdaq Capital Market (“Nasdaq”) under the symbol “BLBX”.

1. Organization

Blackboxstocks Inc. (the “Company”) was incorporated on October 4, 2011, under the laws of the State of Nevada under the name SMSA Ballinger Acquisition Corp. to effect the reincorporation of Senior Management Services of Heritage Oaks at Ballinger, Inc., a Texas corporation, mandated by a Plan of Reorganization confirmed by the United States Bankruptcy Court for the Northern District of Texas for reorganization under Chapter 11 of the United States Bankruptcy Code.

The Company changed its name to Blackboxstocks, Inc. and began operating as a financial technology and social media platform in March 2016. The platform offers real-time proprietary analytics and news for stock and options traders of all levels. The Company believes its web-based software employs “predictive technology” enhanced by artificial intelligence to find volatility and unusual market activity that may result in the rapid change in the price of a stock or option. The software continuously scans the NASDAQ, New York Stock Exchange, CBOE, and other options markets, analyzing over 10,000 stocks and up to 1,500,000 options contracts multiple times per second. The Company also provides users with a fully interactive social media platform that is integrated into our dashboard, enabling users to exchange information and ideas quickly and efficiently through a common network. Recently, the Company also introduced a live audio/video feature that allows members to broadcast on their own channels to share trade strategies and market insight within the community. The platform was initially made available to subscribers in September 2016. Subscriptions for the use of the platform are sold on a monthly and/or annual subscription basis to individual consumers through the Company website at http://blackboxstocks.com.

On April 1, 2024, the Company formed Blackbox.io Inc., a Delaware corporation, and on April 18, 2024, the Company and Blackbox.io Inc entered into a contribution agreement (the “Contribution Agreement”) pursuant to which the Company transferred certain specified business assets (the “Contributed Assets”) to Blackbox.io Inc. In consideration for the Contributed Assets, Blackbox.io Inc issued to the Company 3,226,145 shares of common stock, par value $0.001 per share and 3,369,998 shares of Series A convertible preferred stock, $0.001 par value per share, of Blackbox.io Inc, free and clear of all liens (the “Blackbox.io Operating Equity”), and assumed certain specified liabilities of the business of the Company (the “Assumed Liabilities”).

Simultaneously with the execution of the Contribution Agreement, the Company delivered fully executed documents of conveyance to effect the contribution of the Contributed Assets and the assignment of the Assumed Liabilities to Blackbox.io Inc, including (i) a bill of sale, (ii) an assignment and assumption agreement and (iii) an intellectual property assignment and Blackbox.io Inc delivered certificates and notices of issuance of stock transferable on the books of Blackbox.io Inc evidencing the issuance of the Blackbox.io Operating Equity.

As a result of the Contribution Agreement, Blackbox.io Inc. is a wholly-owned corporate subsidiary of the Company that now holds the Company’s legacy assets and continues its legacy business operations.

The Company is listed on the Nasdaq Capital Market (“Nasdaq”) under the symbol “BLBX”.